RMB Quality Intermediate Tax-Exempt Municipal Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 96.2%	Par	Value
Alabama - 0.4%
City of Cullman AL, 4.00%, 04/01/2035	$20,000	$20,442
County of Shelby AL, 3.75%, 08/15/2037	80,000	79,976
Water Works Board of the City of Birmingham, 5.00%, 01/01/2027	150,000	154,634
		255,052

Alaska - 0.5%
State of Alaska, 5.00%, 08/01/2027	335,000	350,738

Arizona - 0.2%
Pima County Unified School District No 12 Sunnyside, 3.50%, 07/01/2034	100,000	100,018

Arkansas - 0.3%
Farmington School District No 6, 3.00%, 02/01/2029	70,000	70,009
Lonoke County School District No 4 Cabot, 4.00%, 02/01/2037	115,000	115,860
Rogers School District No 30, 3.00%, 02/01/2031	35,000	35,007
		220,876

California - 0.1%
Arvin Union School District, 0.00%, 11/01/2041 (a)	45,000	22,399
Galt Joint Union Elementary School District, 3.13%, 08/01/2032	5,000	5,007
Santa Monica-Malibu Unified School District, 4.00%, 08/01/2041	15,000	15,035
University of California, 5.00%, 05/15/2029	25,000	26,077
		68,518

Colorado - 1.3%
Basalt & Rural Fire Protection District, 5.00%, 12/01/2035	45,000	50,758
City of Boulder CO Storm Water & Flood Management Revenue, 3.38%, 12/01/2033	90,000	90,015
Colorado Health Facilities Authority, 5.00%, 11/15/2048 (Obligor: Adventhealth Oblig Group) (b)	75,000	75,228
South Adams County Water & Sanitation District, 3.38%, 12/01/2037	350,000	335,841
Strasburg School District No 31J, 4.00%, 12/01/2039	290,000	291,283
		843,125

Connecticut - 3.9%
State of Connecticut, 3.50%, 03/15/2035	405,000	405,010
State of Connecticut Special Tax Revenue
5.00%, 01/01/2029	100,000	105,650
5.00%, 01/01/2030	925,000	977,379
5.00%, 10/01/2032	760,000	809,939
Town of Putnam CT, 3.13%, 02/01/2034	200,000	198,324
University of Connecticut, 5.00%, 05/01/2029	5,000	5,444
		2,501,746

District of Columbia - 0.2%
District of Columbia, 5.00%, 02/01/2029	100,000	108,356

Florida - 2.7%
Central Florida Tourism Oversight District, 5.00%, 06/01/2028	150,000	152,082
City of Eustis FL Water & Sewer Revenue, 3.38%, 10/01/2036	95,000	93,520
City of Lakeland FL Department of Electric Utilities, 5.00%, 10/01/2028	20,000	21,363
City of Miami Beach FL Stormwater Revenue, 3.75%, 09/01/2036	115,000	115,014
City of Sarasota FL, 3.25%, 07/01/2033	125,000	125,015
County of Hillsborough FL Utility Revenue, 3.00%, 08/01/2030	290,000	290,247
County of Manatee FL, 4.00%, 10/01/2038	50,000	50,890
Florida Department of Environmental Protection, 5.00%, 07/01/2027	70,000	73,119
School Board of Miami-Dade County, 5.00%, 03/15/2030	20,000	22,111
State of Florida
5.00%, 06/01/2029	100,000	109,404
3.00%, 06/01/2030	200,000	200,023
3.00%, 06/01/2036	215,000	213,968
State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/2028	65,000	69,590
Tohopekaliga Water Authority, 4.00%, 10/01/2036	215,000	216,095
		1,752,441

Georgia - 1.1%
Columbia County Public Facilities Authority, 5.00%, 04/01/2027	30,000	31,166
Forsyth County Water & Sewerage Authority, 5.00%, 04/01/2028	65,000	69,304
Lamar County School District/GA, 5.00%, 03/01/2026	5,000	5,050
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2028	250,000	254,676
Monroe County School District/GA, 5.00%, 02/01/2027	65,000	67,182
Sandy Springs Public Facilities Authority, 5.00%, 05/01/2027	285,000	297,077
		724,455

Illinois - 3.7%
Adams County School District No 172, 3.63%, 02/01/2037	100,000	100,014
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2030	75,000	75,409
City of Aurora IL, 3.75%, 12/30/2035	445,000	445,053
City of O'Fallon IL, 3.50%, 12/01/2034	190,000	190,364
Cook County Community Consolidated School District No 15 Palatine, 5.00%, 12/01/2028	60,000	64,623
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2026	55,000	55,929
DuPage County Community Unit School District No 202 Lisle, 4.00%, 12/30/2028	405,000	413,313
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 4.00%, 12/01/2030	540,000	545,748
Peoria City School District No 150, 3.63%, 01/01/2034	20,000	20,018
Village of Hampshire IL, 5.00%, 12/15/2026	180,000	184,706
Village of Mount Prospect IL, 3.75%, 12/01/2037	30,000	30,028
Village of Plainfield IL Water & Sewer System Revenue, 5.00%, 05/01/2033	20,000	22,666
Williamson County Community Unit School District No 5 Carterville, 3.75%, 01/01/2039	220,000	217,436
		2,365,307

Indiana - 4.7%
Argos Community Schools Building Corp., 5.00%, 07/15/2039	50,000	53,323
Beech Grove Central School Building Corp., 5.00%, 07/15/2027	205,000	213,432
Benton School Improvement Building Corp.
5.00%, 07/15/2029	80,000	86,783
5.00%, 01/15/2030	80,000	87,443
5.00%, 07/15/2030	85,000	93,776
5.00%, 01/15/2031	85,000	94,248
5.00%, 07/15/2031	90,000	100,613
5.00%, 01/15/2032	90,000	100,909
5.00%, 07/15/2032	90,000	101,279
5.00%, 01/15/2033	95,000	107,146
5.00%, 07/15/2035	110,000	126,522
City of Bloomington IN, 3.75%, 08/15/2036	5,000	5,025
Crown Point Multi School Building Corp., 5.00%, 07/15/2034	100,000	109,382
East Washington Multi School Building Corp., 4.00%, 07/15/2036	10,000	10,321
Elkhart Community Schools Building Corp., 3.75%, 01/15/2038	35,000	34,726
Franklin Township-Marion County Multiple School Building Corp., 5.00%, 07/15/2039	180,000	195,827
Hamilton Heights School Building Corp., 4.00%, 01/15/2027	10,000	10,155
Lawrence Township School Building Corp., 5.00%, 07/15/2040	125,000	134,671
Madison Consolidated School Building Corp./IN, 5.00%, 01/15/2033	105,000	119,225
Rochester Community School Corp.
5.00%, 07/15/2027	85,000	88,481
4.00%, 01/15/2034	135,000	143,022
4.00%, 07/15/2034	70,000	74,104
4.00%, 01/15/2035	70,000	73,752
Town of Munster IN Waterworks Revenue
5.00%, 01/01/2026	250,000	251,231
6.00%, 01/01/2033	425,000	504,327
4.00%, 07/01/2038	110,000	111,040
		3,030,763

Iowa - 1.0%
County of Pocahontas IA, 4.00%, 06/01/2035	35,000	36,298
Garner-Hayfield-Ventura Community School District, 5.00%, 06/01/2036	235,000	262,584
GMG Community School District, 5.00%, 06/01/2034	95,000	107,782
Southeast Polk Community School District, 5.00%, 05/01/2032	10,000	11,079
Underwood Community School District, 5.00%, 06/01/2033	10,000	11,382
Winterset Community School District, 3.00%, 05/01/2027	200,000	200,041
		629,166

Kansas - 2.3%
City of Derby KS, 3.20%, 12/01/2035	75,000	72,965
City of Olathe KS, 5.00%, 10/01/2027	1,015,000	1,066,059
City of Shawnee KS, 4.00%, 12/01/2027	30,000	30,994
City of Spring Hill KS, 4.00%, 09/01/2031	20,000	21,171
Kansas Development Finance Authority, 5.00%, 05/01/2029 (Obligor: University Of Kansas)	50,000	54,421
Riley County Unified School District No 383 Manhattan-Ogden, 5.00%, 09/01/2027	30,000	30,736
Saline Dickinson & McPherson Counties Unified School District No 306, 3.00%, 09/01/2027	65,000	65,000
Sedgwick County Unified School District No 260 Derby, 4.00%, 10/01/2038	120,000	120,165
		1,461,511

Kentucky - 3.7%
Barren County School District Finance Corp., 3.50%, 04/01/2034	5,000	5,006
City of Henderson KY, 3.00%, 04/01/2027	405,000	404,426
Jefferson County School District Finance Corp., 3.75%, 10/01/2038	45,000	44,503
Johnson County School District Finance Corp., 4.00%, 09/01/2032	140,000	148,642
Kentucky Bond Corp., 3.00%, 02/01/2033	100,000	97,878
Lewis County School District Finance Corp., 3.25%, 09/01/2035	25,000	24,626
Louisville Water Co., 3.00%, 11/15/2028	755,000	755,123
Metcalfe County School District Finance Corp., 3.00%, 12/01/2030	25,000	25,005
Owen County School District Finance Corp., 3.50%, 05/01/2037	230,000	227,752
Perry County School District Finance Corp., 3.00%, 02/01/2029	40,000	40,033
Pulaski County School District Finance Corp., 4.25%, 06/01/2039	400,000	407,731
Simpson County School District Finance Corp., 3.05%, 08/01/2028	25,000	25,005
Wayne County School District Finance Corp., 3.75%, 08/01/2038	160,000	160,204
		2,365,934

Louisiana - 3.1%
Calcasieu Parish School District No 23, 4.00%, 09/01/2039	700,000	693,596
City of Lafayette LA Sales & Use Tax Revenue, 3.75%, 05/01/2027	50,000	50,035
City of New Orleans LA Water System Revenue, 5.00%, 12/01/2040	640,000	642,409
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.00%, 10/01/2026 (Obligor: La Cmnty & Tech Clg Sys)	10,000	10,235
Parish of East Baton Rouge Capital Improvements District, 5.00%, 08/01/2029	125,000	137,066
Parish of Rapides LA, 3.00%, 03/01/2027	50,000	49,999
St Charles Parish School District No 1, 3.50%, 03/01/2035	225,000	225,001
St John the Baptist Parish School District No 1
3.13%, 03/01/2028	70,000	70,006
3.63%, 03/01/2033	50,000	50,014
Union Parish Consolidated School District No 1, 4.00%, 03/01/2027	50,000	50,319
		1,978,680

Maryland - 1.8%
County of Baltimore MD, 5.00%, 02/01/2029	1,000,000	1,085,572
Washington Suburban Sanitary Commission, 3.00%, 06/01/2029	100,000	100,533
		1,186,105

Massachusetts - 2.7%
City of Lawrence MA, 4.00%, 06/01/2043	150,000	145,630
City of Springfield MA, 4.00%, 03/01/2041	710,000	703,395
Massachusetts School Building Authority, 5.00%, 08/15/2037	380,000	380,446
Massachusetts State College Building Authority, 3.00%, 05/01/2032	245,000	245,394
Town of Hingham MA, 5.00%, 02/01/2030	5,000	5,602
Town of Scituate MA, 5.00%, 12/01/2026	15,000	15,472
Town of Somerset MA, 4.00%, 04/01/2043	235,000	226,237
		1,722,176

Michigan - 6.1%
Anchor Bay School District, 4.50%, 05/01/2043	255,000	258,014
Avondale School District, 3.50%, 11/01/2037	45,000	45,086
Benzie County Central Schools/MI, 4.00%, 05/01/2035	5,000	5,176
City of Alpena MI
5.00%, 10/01/2031	145,000	163,942
5.00%, 10/01/2034	85,000	98,223
5.00%, 10/01/2036	25,000	28,509
4.00%, 10/01/2039	20,000	20,256
4.00%, 10/01/2040	300,000	304,974
City of Tecumseh MI, 4.00%, 10/01/2039	310,000	316,553
Clinton-Macomb Public Library, 3.30%, 04/01/2032	150,000	150,005
DeTour Area Schools, 4.00%, 05/01/2033	50,000	52,475
Grand Rapids & Kent County Joint Building Authority, 0.00%, 12/01/2028 (a)	360,000	330,530
Gwinn Area Community School District, 3.00%, 05/01/2030	440,000	438,673
Hart Public Schools/MI, 5.00%, 05/01/2041	345,000	372,157
Laingsburg Community School District, 4.00%, 05/01/2029	250,000	252,258
Memphis Community Schools, 4.00%, 05/01/2036	110,000	116,806
Morenci Area Schools, 5.25%, 05/01/2034	100,000	114,282
Niles Community Schools/MI, 3.25%, 05/01/2029	60,000	60,026
Parchment School District, 3.38%, 05/01/2036	220,000	220,013
Perry Public Schools, 4.00%, 05/01/2030	100,000	100,049
Plymouth-Canton Community School District, 3.00%, 05/01/2028	85,000	85,230
Rapid River Public Schools, 5.00%, 05/01/2028	130,000	137,160
Thornapple Kellogg School District, 4.00%, 05/01/2028	250,000	252,300
		3,922,697

Minnesota - 4.7%
City of Buffalo MN, 3.00%, 06/01/2031	400,000	400,071
City of Burnsville MN, 3.00%, 12/20/2033	5,000	5,022
City of Chanhassen MN, 3.00%, 02/01/2028	10,000	10,032
City of Delano MN, 3.25%, 02/01/2032	30,000	30,006
City of Lino Lakes MN, 3.00%, 02/01/2031	360,000	359,805
City of Willmar MN, 3.00%, 02/01/2031	40,000	40,236
County of Blue Earth MN, 5.00%, 12/01/2033	1,070,000	1,241,360
County of Jackson MN, 4.00%, 02/01/2036	15,000	15,392
County of Ramsey MN, 3.00%, 02/01/2028	30,000	30,046
County of St Louis MN, 5.00%, 12/01/2036	150,000	172,854
County of Stevens MN, 4.00%, 12/01/2033	10,000	10,552
Glencoe-Silver Lake Independent School District No 2859, 3.75%, 02/01/2037	50,000	50,011
Luverne Independent School District No 2184, 3.13%, 02/01/2036	15,000	14,696
Metropolitan Council, 3.00%, 03/01/2033	60,000	60,023
Moorhead Independent School District No 152, 3.00%, 02/01/2028	200,000	200,171
Mountain Iron-Buhl Independent School District No 712, 3.00%, 02/01/2034	300,000	297,800
Spring Lake Park Independent School District No 16, 3.00%, 02/01/2029	40,000	40,016
Todd Morrison Stearns Counties Independent School District No 2753, 5.00%, 02/01/2026	55,000	55,433
		3,033,526

Missouri - 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.00%, 10/01/2027	130,000	136,254
City of Columbia MO, 5.00%, 10/01/2027	50,000	52,435
City of Independence MO, 5.00%, 03/01/2028	80,000	84,775
Kansas City School District/MO, 5.00%, 03/01/2038	20,000	22,529
Lincoln County Fire Protection District No 1, 5.00%, 03/01/2032	10,000	11,214
Little Blue Valley Sewer District, 3.13%, 09/01/2031	100,000	100,015
Meadville Reorganized School District No R-4 Linn, 5.00%, 03/01/2037	50,000	51,498
Newton County Reorganized School District No R-6, 5.00%, 03/01/2028	175,000	184,348
		643,068

Montana - 0.0%(c)
Gallatin County High School District No 7 Bozeman, 4.00%, 06/01/2029	20,000	20,444

Nebraska - 2.0%
City of Gretna NE, 4.38%, 12/15/2041	1,100,000	1,102,960
City of Omaha NE, 4.00%, 04/15/2028	15,000	15,293
Douglas County School District No 59/NE, 4.00%, 12/15/2031	40,000	40,105
York School District/NE, 5.00%, 12/15/2031	135,000	148,790
		1,307,148

Nevada - 0.1%
County of Clark NV, 3.00%, 11/01/2033	80,000	78,669

New Hampshire - 0.2%
State of New Hampshire, 5.00%, 04/01/2037	115,000	130,772

New Jersey - 2.2%
City of New Brunswick NJ, 3.00%, 02/15/2030	35,000	35,038
County of Bergen NJ, 3.00%, 07/15/2031	200,000	200,813
Kingsway Regional School District, 3.00%, 01/15/2028	40,000	40,025
Moorestown Township School District, 5.00%, 01/01/2026	15,000	15,025
Passaic County Utilities Authority, 3.00%, 03/01/2030	125,000	125,024
Township of Clinton NJ, 3.00%, 01/15/2030	5,000	5,005
Township of Dennis NJ
4.00%, 09/15/2033	300,000	328,027
4.00%, 09/15/2034	600,000	641,057
Township of Verona NJ, 3.00%, 02/15/2030	20,000	20,024
		1,410,038

New Mexico - 0.0%(c)
City of Albuquerque NM, 3.00%, 07/01/2030	30,000	30,215

New York - 3.5%
Central Square Central School District, 4.00%, 10/01/2030	385,000	396,872
Guilderland Central School District
3.00%, 06/15/2028	100,000	100,016
3.00%, 06/15/2030	100,000	100,017
Nanuet Union Free School District, 4.00%, 12/01/2038	5,000	5,152
New York City Transitional Finance Authority Building Aid Revenue, 4.00%, 07/15/2042	85,000	82,307
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2029	100,000	109,422
5.00%, 11/01/2030	95,000	106,536
4.50%, 11/01/2039	900,000	925,581
4.00%, 11/01/2040	25,000	24,611
Orchard Park Central School District, 5.00%, 09/01/2030	260,000	280,110
Port Authority of New York & New Jersey
5.00%, 10/15/2027	50,000	50,044
5.00%, 10/15/2031	25,000	25,022
Union Springs Central School District, 3.00%, 06/15/2028	10,000	10,016
Village of Williston Park NY, 3.00%, 08/15/2027	10,000	10,026
		2,225,732

North Carolina - 0.4%
County of Guilford NC
3.00%, 02/01/2027	25,000	25,030
5.00%, 03/01/2030	30,000	33,407
Greenville Utilities Commission
5.00%, 04/01/2027	25,000	25,314
5.00%, 09/01/2029	150,000	164,955
		248,706

North Dakota - 0.8%
Minot Public School District No 1, 4.00%, 08/01/2032	500,000	525,637

Ohio - 4.9%
City of Cincinnati OH
3.00%, 12/01/2028	250,000	250,709
4.00%, 12/01/2030	375,000	386,237
City of Dayton OH Water System Revenue, 5.50%, 12/01/2040	250,000	270,103
City of Sidney OH
4.00%, 12/01/2030	40,000	42,673
4.00%, 12/01/2031	150,000	159,015
5.00%, 12/01/2043	125,000	129,690
City of Zanesville OH, 4.00%, 12/01/2038	300,000	312,279
Columbus City School District, 4.00%, 12/01/2038	55,000	55,112
County of Clark OH, 3.63%, 12/01/2038	75,000	73,993
County of Lucas OH, 3.00%, 10/01/2028	135,000	135,498
Edison Local School District/Jefferson County, 3.00%, 12/01/2029	25,000	25,130
Hardin & Houston Local School District, 4.00%, 12/01/2035	110,000	110,031
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2032	600,000	693,314
State of Ohio
5.00%, 03/01/2028	250,000	265,770
5.00%, 06/15/2029	165,000	180,548
5.00%, 04/01/2035	40,000	46,630
		3,136,732

Oklahoma - 2.5%
Canadian County Independent School District No 69 Mustang, 3.00%, 06/01/2026	5,000	5,007
City of Broken Arrow OK, 5.00%, 11/01/2035	20,000	22,508
City of Tulsa OK
4.00%, 11/01/2029	1,000,000	1,057,375
4.00%, 11/01/2036	420,000	437,573
Oklahoma Water Resources Board, 4.00%, 10/01/2038	60,000	60,228
		1,582,691

Oregon - 0.4%
City of Portland OR Water System Revenue, 4.00%, 04/01/2032	250,000	249,178
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2029	5,000	5,229
		254,407

Pennsylvania - 1.8%
Big Spring School District, 3.13%, 02/15/2028	100,000	100,035
Chambersburg Area School District, 3.63%, 03/01/2033	25,000	25,046
Cheltenham Township School District, 2.00%, 02/15/2031	15,000	13,958
Commonwealth of Pennsylvania, 3.00%, 09/15/2033	100,000	98,486
County of Franklin PA, 3.50%, 11/01/2038	235,000	227,619
Greater Hazleton Joint Sewer Authority, 4.00%, 05/15/2028	20,000	20,802
Mars Area School District, 3.50%, 03/01/2038	185,000	179,763
Wilkinsburg School District, 3.00%, 05/15/2029	40,000	40,003
Wilson School District
5.00%, 05/15/2037	200,000	220,107
5.00%, 05/15/2042	250,000	265,572
		1,191,391

Rhode Island - 0.5%
Rhode Island Infrastructure Bank, 5.00%, 10/01/2030	175,000	193,132
Town of Bristol RI, 5.00%, 07/01/2033	100,000	115,896
		309,028

South Carolina - 1.2%
Anderson County School District No 4/SC, 5.00%, 03/01/2039	300,000	334,987
City of North Charleston SC, 3.00%, 06/01/2027	20,000	20,002
Clemson University, 3.10%, 05/01/2030	100,000	100,090
Commission of Public Works City of Greer, 5.00%, 09/01/2036	25,000	28,205
County of Greenwood SC, 5.00%, 10/01/2026 (Obligor: Self Regional Healthcare)	30,000	30,662
County of Pickens SC, 3.00%, 06/01/2033	55,000	54,253
County of Richland SC, 4.00%, 03/01/2028	45,000	46,787
Irmo-Chapin Recreational District, 3.00%, 03/01/2029	45,000	45,002
Lexington County School District No 2, 3.00%, 03/01/2034	75,000	73,664
State of South Carolina, 5.00%, 04/01/2031	45,000	51,087
		784,739

South Dakota - 0.0%(c)
Harrisburg School District No 41-2, 5.00%, 02/01/2028	15,000	15,893

Tennessee - 3.4%
City of Dayton TN, 4.00%, 06/01/2032	105,000	111,934
City of Knoxville TN Electric System Revenue
3.00%, 07/01/2028	100,000	100,007
3.25%, 07/01/2036	115,000	111,896
City of Lexington TN Electric Revenue
5.00%, 08/01/2026	60,000	61,114
5.00%, 08/01/2027	65,000	67,728
City of Memphis TN, 5.00%, 12/01/2030	15,000	16,865
City of Memphis TN Memphis Light Gas & Water Division Gas Revenue, 5.00%, 12/01/2028	70,000	71,944
City of Springfield TN, 3.25%, 06/01/2036	55,000	53,530
County of Sullivan TN, 3.38%, 05/01/2036	355,000	349,808
County of Williamson TN, 4.00%, 04/01/2030	10,000	10,192
State of Tennessee, 5.00%, 05/01/2036	1,100,000	1,243,290
		2,198,308

Texas - 11.9%
Anderson-Shiro Consolidated Independent School District, 3.00%, 02/15/2032	370,000	367,705
Arlington Independent School District/TX, 5.00%, 02/15/2028	50,000	53,026
Bonham Independent School District, 4.00%, 02/15/2053	5,000	5,442
City of Austin TX, 5.00%, 09/01/2043	90,000	96,955
City of Balch Springs TX, 5.00%, 09/01/2033	80,000	90,758
City of Crowley TX, 3.50%, 08/01/2037	50,000	48,731
City of Deer Park TX, 4.00%, 03/15/2026	170,000	170,974
City of Del Rio TX, 3.00%, 06/01/2029	100,000	100,022
City of Denton TX, 3.50%, 02/15/2036	250,000	248,400
City of Houston TX Combined Utility System Revenue, 4.00%, 11/15/2032	145,000	145,110
City of Hutto TX, 5.00%, 08/01/2030	220,000	244,663
City of Irving TX Waterworks & Sewer System Revenue, 3.00%, 08/15/2033	50,000	49,536
City of Keller TX, 3.00%, 02/15/2029	200,000	200,351
City of Laredo TX, 4.00%, 02/15/2036	500,000	500,802
City of McKinney TX, 5.00%, 08/15/2035	20,000	22,819
City of Melissa TX, 4.00%, 02/15/2033	500,000	500,729
City of Murphy TX, 3.50%, 02/15/2038	95,000	93,568
City of Plano TX, 3.00%, 09/01/2032	200,000	199,115
City of Pleasanton TX, 4.00%, 08/01/2039	175,000	178,693
City of Victoria TX, 3.00%, 08/15/2027	50,000	50,002
Coolidge Independent School District, 5.00%, 02/15/2035	360,000	408,096
County of Blanco TX, 5.00%, 08/01/2034	10,000	11,094
County of Caldwell TX, 3.25%, 02/01/2028	570,000	567,317
County of Chambers TX, 4.13%, 03/01/2042	415,000	406,020
Dallas Area Rapid Transit, 4.00%, 12/01/2037	300,000	300,316
Dallas Independent School District, 5.00%, 02/15/2027	75,000	77,502
Galveston Independent School District, 5.00%, 02/01/2029	85,000	92,131
Houston Independent School District, 5.00%, 02/15/2033	40,000	46,015
La Porte Independent School District/TX, 3.00%, 02/15/2028	50,000	50,006
Lewisville Independent School District, 4.00%, 08/15/2038	300,000	301,566
Longview Independent School District, 5.00%, 02/15/2027	90,000	93,052
Lovejoy Independent School District, 3.00%, 02/15/2029	50,000	50,015
Pearland Independent School District, 5.00%, 02/15/2029	60,000	65,090
Plainview Independent School District, 4.00%, 02/15/2038	100,000	101,284
Rankin Independent School District, 4.00%, 02/15/2032	755,000	792,223
Riceland Management District, 6.50%, 09/01/2032	215,000	257,718
Rogers Independent School District, 3.00%, 08/15/2030	200,000	200,025
San Antonio River Authority Wastewater System Revenue, 4.00%, 01/01/2031	50,000	52,378
Town of Westlake TX, 4.00%, 02/15/2029	10,000	10,158
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/2026	180,000	183,698
Wylie Independent School District, 3.25%, 08/15/2041 (b)(d)	165,000	163,094
Ysleta Independent School District
4.00%, 08/15/2036	100,000	102,415
4.00%, 08/15/2039	5,000	5,055
		7,703,669

Utah - 1.9%
Central Utah Water Conservancy District, 4.00%, 10/01/2038	885,000	885,525
City of Herriman City UT, 3.50%, 08/01/2035	195,000	195,008
City of Saratoga Springs UT Water Revenue, 3.00%, 12/01/2027	75,000	75,204
Murray City School District, 5.00%, 02/01/2029	20,000	21,658
Utah Transit Authority, 5.00%, 06/15/2031	25,000	27,803
		1,205,198

Virginia - 4.3%
Commonwealth of Virginia, 5.00%, 06/01/2030	905,000	964,818
County of Spotsylvania VA, 5.00%, 01/15/2028	1,000,000	1,059,140
Virginia Resources Authority, 4.00%, 11/01/2041	770,000	771,491
		2,795,449

Washington - 1.9%
Auburn School District No 408 of King & Pierce Counties, 5.00%, 12/01/2029	40,000	44,139
City of Bothell WA, 5.00%, 03/01/2027	300,000	310,856
City of Bothell WA Combined Utility Revenue, 3.25%, 12/01/2031	25,000	25,002
City of Seattle WA Drainage & Wastewater Revenue, 5.00%, 09/01/2027	225,000	236,121
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2029	105,000	115,952
Clark County Fire Protection District No 6, 4.00%, 12/01/2027	50,000	50,735
Clark County Public Utility District No 1 Water Revenue, 5.00%, 01/01/2028	100,000	103,039
County of King WA, 5.00%, 12/01/2030	60,000	67,615
Cowlitz County School District No 458 Kelso/WA, 4.00%, 12/01/2033	65,000	66,828
Lake Whatcom Water & Sewer District, 4.00%, 11/01/2035	65,000	65,022
Snohomish & Island Counties School District No 401 Stanwood-Camano, 4.00%, 12/15/2033	5,000	5,089
Snohomish County School District No 103 Monroe, 5.00%, 12/01/2030	40,000	44,891
Thurston County School District No 33 Tumwater/WA, 5.00%, 12/01/2028	100,000	101,601
		1,236,890

Wisconsin - 6.8%
Appleton Area School District, 5.00%, 03/01/2033	130,000	142,012
Bristol School District No 1/WI, 4.13%, 05/01/2041	5,000	5,448
City of Beaver Dam WI, 3.00%, 04/01/2026	100,000	100,043
City of Madison WI, 3.00%, 10/01/2026	20,000	20,004
City of Oak Creek WI, 4.00%, 04/01/2031	10,000	10,550
City of River Falls WI Water System Revenue, 5.00%, 05/01/2030	20,000	22,074
City of Sparta WI, 5.00%, 05/01/2034	25,000	28,616
City of Superior WI, 3.00%, 10/01/2027	210,000	210,497
City of West Bend WI, 4.00%, 04/01/2039	800,000	806,218
County of Dunn WI, 4.00%, 09/01/2034	240,000	257,940
County of Sauk WI, 3.00%, 04/01/2027	20,000	20,024
Hartford Joint School District No 1, 4.00%, 04/01/2036	90,000	94,335
Kenosha Unified School District No 1/WI, 3.00%, 04/01/2029	605,000	605,961
Lakeshore Technical College District, 5.00%, 03/01/2026	40,000	40,350
Monona Grove School District/WI, 4.00%, 05/01/2032	70,000	72,935
Onalaska School District, 5.00%, 04/01/2036	25,000	27,715
Racine Unified School District, 4.00%, 04/01/2030	665,000	685,364
Reedsburg School District, 3.00%, 04/01/2031	55,000	55,147
Sheboygan Falls School District, 4.00%, 04/01/2027	125,000	125,146
Village of DeForest WI, 5.00%, 05/01/2033	75,000	84,663
Village of Shorewood WI, 3.00%, 08/01/2029	335,000	334,619
Village of Sussex WI, 4.00%, 03/01/2034	20,000	21,234
Wisconsin Department of Transportation
5.00%, 07/01/2027	250,000	261,580
4.00%, 07/01/2039	375,000	376,099
		4,408,574
TOTAL MUNICIPAL BONDS (Cost $62,012,253)		62,064,588

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 21.1%	Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.93% (e)	13,592,888	13,592,888
TOTAL MONEY MARKET FUNDS (Cost $13,592,888)		13,592,888

TOTAL INVESTMENTS - 117.3% (Cost $75,605,141)		75,657,476
Liabilities in Excess of Other Assets - (17.3)%		(11,152,545)
TOTAL NET ASSETS - 100.0%		$64,504,931

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

(a)	Zero coupon bonds make no periodic interest payments.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by Curi Capital, LLC (“Curi” or the “Adviser”) to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2025	Level 1	Level 2	Level 3	Total
RMB Quality Intermediate Tax-Exempt Municipal Fund
Assets
Municipal Bonds[1]	$-	$62,064,588	$-	$62,064,588
Money Market Funds	13,592,888	-	-	13,592,888
Total Investments	$13,592,888	$62,064,588	$-	$75,657,476

[1]	Refer to the Fund’s Schedule of Investments for a breakdown of holdings by state.